February 9, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Dreyfus Manager Funds II
File No. 811-21327

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-8023.

Very truly yours,

/s/ Kara Dooley

Kara Dooley
Paralegal

KD\ Enclosure